LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule Of Fair Value Assumptions Of Warrant [Table Text Block]
As of June, 2014, the fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

	Three months ended June 30, 2013	Three months ended June 30, 2014
Share price	$6.14	$15
Risk-free interest rate	1.41%	1.25%
Dividend yield	-	-
Expected volatility	54%	54.32%
Expected term	4.8 years	3.8 years

Schedule of Maturities of Long-term Debt [Table Text Block]
Total future payments on long-term debt for the next five years ending June 30 (assuming the underlying projects are commercially or technically successful for governmental research loans) are as follows:

(In thousands of U.S. dollars)	June 30, 2014

2014	7,469
2015	24,737
2016	22,200
2017	8,807
2018	7,570

70,783